Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2020
Buildings [Member] | Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	25 years
Buildings [Member] | Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	40 years
Machinery and Equipment [Member] | Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	10 years
Buildings improvements [Member] | Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	5 years
Buildings improvements [Member] | Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	10 years
Computer Equipment and Software [Member] | Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	3 years
Computer Equipment and Software [Member] | Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	5 years
Office equipment, furniture and fixtures [Member] | Minimum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	5 years
Office equipment, furniture and fixtures [Member] | Maximum [Member]
Nature of Operations and Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Useful lives	14 years